ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUALS AND OTHER CURRENT LIABILITIES
Summary of accrued liabilities and other current liabilities

	As of December 31,
	2021	2022
	US$	US$
Professional service fees	935,434	1,647,490
Payroll and related liabilities	3,229,794	1,104,365
Utility and maintenance	8,685	40,718
Other taxes and surcharge	62,270	349,039
Others	143,060	71,197
	4,379,243	3,212,809